Commitments and Contingencies - Summary of Future Minimum Annual Lease Payments under Operating Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments And Contingencies Disclosure [Abstract]
2024		$ 146
2025		60
2026		11
Total minimum lease payments		217
Less: amount representing interest		(12)
Present value of obligations under leases		205
Less: current portion	$ (115)	(120)	$ (110)
Noncurrent operating lease liability	$ 59	$ 85	$ 141